Capital Stock	3 Months Ended	21 Months Ended
	Mar. 31, 2012	Mar. 31, 2012
Capital Stock [Text Block]

3. Capital Stock

Authorized Stock

At inception, the Company authorized 100,000,000 common shares and 100,000,000 preferred shares, both with a par value of $0.001 per share. Each common share entitles the holder to one vote, in person or proxy, on any matter on which action of the stockholders of the corporation is sought.

Effective April 8, 2009, the Company increased the number of authorized shares to 600,000,000 shares, of which 500,000,000 shares are designated as common stock par value $0.001 per share, and 100,000,000 shares are designated as preferred stock, par value $0.001 per share.

Share Issuances

On January 27, 2011, the Company issued 250,000 shares of common stock in a private placement to two unrelated off-shore investors at $1 per share for total cash proceeds of $250,000.

On April 27, 2011, the Company issued 2,300,000 common shares at a market price of $7.65 per share for director fees.

On January 18, 2011, the Company issued 250,000 common shares at a market price of $0.10 per share for mining expenses relating to the Salta Aqua Claims (Note 5)

On March 7, 2011, the Company issued 250,000 common shares at a market price of $0.10 per share for finder’s fees relating to the Salta Aqua Claims (Note 5)

On April 29, 2011, the Company issued 200,000 common shares at a market price of $3.70 per share for settlement of mineral claims in Clinton Mining District (Note 5)

On May 10, 2011, the Company issued 190,476 shares of common stock in a private placement to an unrelated off-shore investor at $5.25 per share for total cash proceeds of $1,000,000.

On June 11, 2011, the Company issued 300,000 common shares at a market price of $2.34 per share for investor relations.

On November 22, 2011, the Company issued 2,000,000 common shares at a deemed price of $0.93 per share for debenture conversion of $1,860,000 (Note 6).

Effective April 30, 2009, the Company effected a 10 for 1 forward split of its common stock, under which each stockholder of record on that date received ten (10) new shares of the Corporation’s $0.001 par value stock for every one (1) old share outstanding.

Since its inception (May 31, 2006), the Company has issued shares of its common stock as follows, retroactively adjusted to give effect to the 10 for 1 forward split:

			Price Per
Date	Description	Shares	Share	Amount

06/06/06	Shares issued for cash	20,000,000	$0.001	$20,000
07/01/06	Shares issued for cash	10,000,000	0.001	10,000
12/11/06	Shares issued for cash	17,375,000	0.004	69,500
01/18/11	Shares issued for mining expenses	250,000	0.100	25,000
01/27/11	Shares issued for cash	250,000	1.000	250,000
03/07/11	Shares issued for mining expenses	250,000	0.100	25,000
04/27/11	Shares issued for director fees	2,300,000	7.650	17,595,000
04/29/11	Shares issued for settlement of mining expenses	200,000	3.700	740,000
05/10/11	Shares issued for cash	190,476	5.250	1,000,000
06/11/11	Shares issued for investor relations	300,000	2.340	702,000
11/22/11	Shares issued for debenture conversion	2,000,000	0.930	1,860,000
	Cumulative Totals	53,115,476		$22,296,500

Of these shares, 32,300,000 were issued to directors and officers of the Company. 17,815,476 were issued to independent investors. 500,000 were issued for mining expenses (Note 5). 300,000 were issued for investor relations expenses. 200,000 were issued for debt settlement. 2,000,000 were issued for debenture conversion (Note 6). There are no preferred shares outstanding. The Company has no stock option plan, warrants or other dilutive securities, other than an option granted to Glottech for 2,000,000 shares (Note 5) and warrants issued to acquire 2,409,639 shares of the Company regarding a convertible debenture (Note 6).

As per management agreements, the Company is obligated to issue 300,000 common shares to two directors by April 27, 2012 and April 27, 2013 respectively provided that they continue to serve as members to the Company’s board of directors. 300,000 common shares were issued to the two directors on April 27, 2011.

3. Capital Stock

Authorized Stock

At inception, the Company authorized 100,000,000 common shares and 100,000,000 preferred shares, both with a par value of $0.001 per share. Each common share entitles the holder to one vote, in person or proxy, on any matter on which action of the stockholders of the corporation is sought.

Effective April 8, 2009, the Company increased the number of authorized shares to 600,000,000 shares, of which 500,000,000 shares are designated as common stock par value $0.001 per share, and 100,000,000 shares are designated as preferred stock, par value $0.001 per share.

Share Issuances

On January 27, 2011, the Company issued 250,000 shares of common stock in a private placement to two unrelated off-shore investors at $1 per share for total cash proceeds of $250,000.

On April 27, 2011, the Company issued 2,300,000 common shares at a market price of $7.65 per share for director fees.

On January 18, the Company issued 250,000 common shares at a market price of $0.10 per share for mining expenses relating to the Salta Aqua Claims (Note 5)

On March 7, 2011, the Company issued 250,000 common shares at a market price of $0.10 per share for finder’s fees relating to the Salta Aqua Claims (Note 5)

On April 29, 2011, the Company issued 200,000 common shares at a market price of $3.70 per share for settlement of mineral claims in Clinton Mining District (Note 5)

On May 10, 2011, the Company issued 190,476 shares of common stock in a private placement to a unrelated offshore investor at $5.25 per share for total cash proceeds of $1,000,000.

On June 11, 2011, the Company issued 300,000 common shares at a market price of $2.34 per share for investor relations.

Effective April 30, 2009, the Company effected a 10 for 1 forward split of its common stock, under which each stockholder of record on that date received ten (10) new shares of the Corporation’s $0.001 par value stock for every one (1) old share outstanding.

Since its inception (May 31, 2006), the Company has issued shares of its common stock as follows, retroactively adjusted to give effect to the 10 for 1 forward split:

			Price Per
Date	Description	Shares	Share	Amount

06/06/06	Shares issued for cash	20,000,000	$0.001	$20,000
07/01/06	Shares issued for cash	10,000,000	0.001	10,000
12/11/06	Shares issued for cash	17,375,000	0.004	69,500
01/27/11	Shares issued for cash	250,000	1.000	250,000
04/27/11	Shares issued for director fees	2,300,000	7.650	17,595,000
02/01/11	Shares issued for mining expenses	250,000	0.100	25,000
03/07/11	Shares issued for mining expenses	250,000	0.100	25,000
04/29/11	Shares issued for settlement of mining expenses	200,000	3.700	740,000
05/10/11	Shares issued for cash	190,476	5.250	1,000,000
06/11/11	Shares issued for investor relations	300,000	2.340	702,000
	Cumulative Totals	51,115,476		$20,436,500

Of these shares, 32,300,000 were issued to directors and officers of the Company. 17,815,476 were issued to independent investors. 500,000 were issued for mining expenses (Note 5). 300,000 were issued for investor relation expenses. 200,000 were issued for debt settlement. There are no preferred shares outstanding. The Company has no stock option plan, warrants or other dilutive securities, other than an option granted to Glottech (See Note 5) for 2,000,000 shares.